Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 13 – RELATED PARTY TRANSACTIONS The Company rents space from one of their related parties. For the years ended December 31, 2016 and 2015, the total rent expense was $55,484 and $0, respectively.